Natural and environmental resources	12 Months Ended
Dec. 31, 2021
Natural and environmental resources
Natural and environmental resources

15.         Natural and environmental resources

			Exploration
	Oil	Asset retirement	and
	investments	cost	evaluation	Total
Cost
Balance as of December 31, 2020	65,367,278	7,231,851	8,867,894	81,467,023
Additions/capitalizations (1)	4,032,780	60,618	2,639,630	6,733,028
Increase in abandonment costs (Note 23)	—	778,925	13,256	792,181
Disposals	(3,497)	(484)	(69,908)	(73,889)
Withdrawal of exploratory assets and dry wells (2)	—	—	(486,408)	(486,408)
Capitalized financial interests (3)	99,786	—	24,757	124,543
Exchange differences capitalized	2,546	—	632	3,178
Foreign currency translation	1,979,171	101,866	767,117	2,848,154
Transfers/reclassifications	4,751,417	(78)	(4,544,665)	206,674
Balance as of December 31, 2021	76,229,481	8,172,698	7,212,305	91,614,484

Accumulated depletion and impairment losses
Balance as of December 31, 2020	(46,106,147)	(2,981,449)	(445,268)	(49,532,864)
Depletion expense	(3,803,027)	(1,193,454)	—	(4,996,481)
Reversal of impairment (Note 18)	305,016	—	59,111	364,127
Disposals	500	—	31,214	31,714
Foreign currency translation	(1,401,121)	(41,610)	—	(1,442,731)
Transfers/reclassifications	(311,565)	(14,161)	197,321	(128,405)
Balance as of December 31, 2021	(51,316,344)	(4,230,674)	(157,622)	(55,704,640)
Net balance as of December 31, 2020	19,261,131	4,250,402	8,422,626	31,934,159
Net balance as of December 31, 2021	24,913,137	3,942,024	7,054,683	35,909,844
(1)	Includes: a) Ecopetrol Permian for investments made in the drilling of wells and construction of facilities executed in RODEO, b) Ecopetrol for the Llanito, Purple Angel, Casabe and Offshore Tayrona fields. and c) Hocol mainly in Mamey 3, Pintado, Pozo Toldado, SN-8, Rc7 Pozo Basari, Ocelote, SSJN1, VIM8 and Saman. d) Ecopetrol America for Rydber and K2 e) Ecopetrol Brazil for the Gato do Mato project.
(2)	Mainly includes the Moyote well by Ecopetrol México, Ecopetrol S.A. mainly the Aguas Blancas, Alqamari-1, Nafta-1, Lorito Este 1, Boranda Centro 1 and Chimuelo 1 wells, Hocol Chacha 2 well, Ecopetrol América the well Silverback #1 and Silverback #2 and by Ecopetrol Brasil Ceará. Additionally, Hocol includes exploration expenses.
(3)	Financial interests are capitalized based on the weighted average rate of loan costs. See Note 20 – Loans and borrowings.

		Asset	Exploration
	Oil	retirement	and
	investments	cost	evaluation	Total
Cost
Balance as of December 31, 2019	59,822,566	5,036,884	8,362,719	73,222,169
Additions/capitalizations (1)	3,659,270	123,446	2,211,746	5,994,462
Increase in abandonment costs (Note 23)	—	2,075,992	28,097	2,104,089
Disposals	(1,806)	260	(223,805)	(225,351)
Withdrawal of exploratory assets and dry wells (2)	—	—	(448,132)	(448,132)
Capitalized financial interests (3)	111,140	—	—	111,140
Exchange differences capitalized	3,535	—	—	3,535
Adjustment at fair value for business combinations (4)	563,546	—	—	563,546
Foreign currency translation	440,978	23,353	(138,809)	325,522
Transfers/reclassifications	768,049	(28,084)	(923,922)	(183,957)
Balance as of December 31, 2020	65,367,278	7,231,851	8,867,894	81,467,023
Accumulated depletion and impairment losses
Balance as of December 31, 2019	(41,993,097)	(2,156,274)	—	(44,149,371)
Depletion expense	(3,810,349)	(831,909)	—	(4,642,258)
Reversal (loss) of impairment (Note 18)	116,403	—	(334,112)	(217,709)
Disposals	213	(40)	93,975	94,148
Foreign currency translation	(310,894)	(14,546)	—	(325,440)
Transfers/reclassifications	(108,423)	21,320	(205,131)	(292,234)
Balance as of December 31, 2020	(46,106,147)	(2,981,449)	(445,268)	(49,532,864)
Net balance as of December 31, 2019	17,829,469	2,880,610	8,362,719	29,072,798
Net balance as of December 31, 2020	19,261,131	4,250,402	8,422,626	31,934,159
(1)	Includes capitalizations for the acquisition of Guajira association by Hocol for a value of COP$214,852 (See Note 2.2).
(2)	Includes dry wells: 1) Ecopetrol: Nafta 1, Caronte, Alqamari, Boranda Sur and Coyote; 2) Hocol: Obiwan and 3) Ecopetrol Brasil: a well of Saturno. Additionally, exploration costs of Ecopetrol America are included.
(3)	Financial interests are capitalized based on the weighted average rate of loan costs. See Note 20 – Loans and borrowings.
(4)	On November 22, 2019, Hocol S.A. – a 100% subsidiary of Ecopetrol Business Group – signed a Purchase Agreement and Sale of Assets with “Chevron” to acquire the entire stake owned by the latter in the Guajira Association (43% of the association contract) and its position as operator.

Accounting for suspended exploratory wells

The following table shows the classification by age, from the completion date, of the exploratory wells that are suspended as of December 31, 2021, 2020 and 2019:

	2021	2020	2019
Between 1 and 3 years (a)	—	—	361,700
Between 3 and 5 years (b)	—	319,368	132,021
More than 5 years (c)	651,040	589,604	441,389
Total suspended exploratory wells	651,040	908,972	935,110
Number of projects exceeding 1 year	6	16	30
Wells under 1 year of suspension (d)	20,863	—	—
(a)	As of December 2019, suspended exploratory wells correspond to Ecopetrol: Caronte, Purple Angel and Gorgon.
(b)	For 2020, the balance corresponds mainly to wells of Ecopetrol: Purple Angel and Gorgon. For 2019, the balance corresponds mainly to wells of Ecopetrol S.A.: Luna-1 and Gala 1K and discovery wells of Ecopetrol America Inc: Warrior 1.
(c)	Corresponds mainly to i) Ecopetrol S.A.: Orca 1, Purple Angel and Gordon, which are under evaluation. As of December 2021, the suspended exploratory wells of Offshore International Group are not included, considering that Ecopetrol formalized the sale of all the shares in the company Offshore International Group (Note 13). For 2020, the exploratory wells correspond mainly to i) Ecopetrol S.A.: Orca 1, Luna-1 and Gala 1K. For 2019, the balance corresponds mainly to Orca 1.
(d)	Corresponds to Hocol: Merecumbe 1 -SSJN1 as of December 2021.